                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8229
                 ----------------------------------------------

                                 UBS Index trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                         Dechert LLP 1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  May 31, 2003

Date of reporting period:  May 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[UBS Global Asset Management Logo]




UBS S&P 500 INDEX FUND

Annual Report
May 31, 2003

UBS S&P 500 Index Fund

July 15, 2003

Dear Shareholder,

We present you with the annual report for UBS S&P 500 Index Fund for the fiscal year ended May 31, 2003.

An Interview with Portfolio Manager T. Kirkham Barneby

Q. CAN YOU SUMMARIZE HOW THE FUND PERFORMED DURING THE FISCAL YEAR ENDED MAY 31, 2003?

A. The Fund's investment goal is to match the performance of the S&P 500 Index, before consideration of Fund-related fees and expenses. It seeks to accomplish this goal by buying and holding substantially all of the common stocks making up the Index. During the period, the overall US equity market declined, and the Fund was therefore unable to avoid this weakness. On a relative basis, the Fund's Class A shares performed in line with the Index, declining 8.70% versus an 8.06% decline for the S&P 500 Index. During the same period, the Lipper S&P 500 Index Funds Median declined 8.53%. (Returns for all share classes over various time periods are shown in "Performance At A Glance" on page 6; please note the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)

[sidebar]
UBS S&P 500 INDEX FUND

INVESTMENT GOAL:

Replicate the total return of the S&P 500 Index, before fees and expenses.

PORTFOLIO MANAGERS:

T. Kirkham Barneby
Frank A. Vallario
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:

Class Y--December 31, 1997
Class A--October 2, 1998
Class C--October 7, 1998

DIVIDEND PAYMENTS:
Annually, if any.
[end sidebar]

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. Other than a brief revival during the third quarter of 2002, the US economy was generally weak during the Fund's fiscal year. The Gross Domestic Product
   (GDP) figure posted in the second quarter of 2002 was an anemic 1.7%, as threats of terrorism, turmoil in the Middle East, tepid corporate spending, a weak stock market and corporate accounting scandals all took their toll. The news

--------------------------------------------------------------------------------

UBS S&P 500 Index Fund

   improved somewhat during the third quarter, as GDP rose to 4.0%. However, over the fourth quarter of 2002 and the first quarter of 2003, the GDP figure came in at 1.4% and 1.9%, reflecting the economy's underlying weakness.

Q. WHAT WERE SOME OF THE REASONS FOR THE TEPID ECONOMIC GROWTH?

A. Throughout 2002, consumer spending, which accounts for two-thirds of the US economy, was relatively strong. This contrasted sharply with corporate spending, which remained subdued as many companies postponed major purchases until they saw clearer signs of a sustainable economic recovery. However, both consumer and corporate spending weakened in early 2003 as the looming-and then eventual-war in Iraq, saber rattling in North Korea and heightened concerns about terrorism preoccupied the country.

Q. HOW HAS THE FEDERAL RESERVE BOARD (THE "FED") REACTED TO THE WEAK ECONOMY?

A. During the first half of the reporting period, the Fed kept rates steady. Then, in November 2002, the Fed took action to guard against a "double-dip" recession. Acknowledging that the economy had hit a "soft spot," the Fed lowered the federal funds rate one half of a percentage point to 1.25%-a 41-year low.

   In the ensuing months, the Fed deferred from making any additional rate cuts. It indicated, however, at its March 19, 2003 meeting, that it was assuming a "heightened surveillance" of the economy in light of the war in Iraq, and, in subsequent meetings, that it was leaving the door open for another rate cut. The much-anticipated rate cut finally came at the Fed meeting on June 25, after period end. The Fed cut the fed funds rate by a quarter of a percentage point to 1%-its lowest level since 1958. The regulatory body cited the fact that the economy had yet to exhibit sustainable growth, and that "a slightly more expansive monetary policy would add further support for an economy which it expects to improve over time."

Q. WHAT WERE SOME OF THE ISSUES THAT CAUSED STOCK PRICES TO FALL DURING THE FUND'S FISCAL YEAR?

A. There were a number of factors. As we have already explained, the economy was weak and the geopolitical environment was tumultuous. In addition, elevated terrorist alerts, several new accounting scandals, weak corporate profits and rising unemployment all took their toll.

--------------------------------------------------------------------------------
2

UBS S&P 500 Index Fund

Q. DURING THE LAST THREE MONTHS OF THE REPORTING PERIOD, THE STOCK MARKET RALLIED. WHAT WERE SOME OF THE REASONS BEHIND THESE GAINS?

A. Investors don't like uncertainty, and a major one was eliminated with the quick resolution of the military campaign in Iraq. In its wake, investors appeared to be anticipating that consumer spending would improve and that the much-anticipated pickup in corporate spending would finally occur. In addition, bond yields were (and continue to be) extremely low. As a result, we saw an increase in investors' appetites for risk as they searched for higher returns. Finally, the increased likelihood of a tax cut (which ultimately did happen) gave investors reason to believe that another recession could be avoided. These combined factors appear to have led to greater demand for stocks.

Q. CAN YOU DESCRIBE SOME OF THE SECTORS THAT PERFORMED WELL, AND THOSE THAT DIDN'T, DURING THE PERIOD?

A. The market's weakness was widespread as the vast majority of sectors in the S&P 500 Index posted negative returns. The automobile and component sector had the dubious distinction of generating the worst performance, as stocks such as General Motors Corp. (0.23%) and Ford Motor Co. (0.22%) all fell sharply.* Weak demand in the semiconductor sector and a lack of guidance regarding a turnaround led to poor results in this space. In particular, Micron Technology, Inc. (0.08%), LSI Logic Corp. (0.03%) and Teradyne, Inc. (0.04%) stumbled badly.*

   Conversely, the pharmaceutical and biotechnology sector performed relatively well. Examples of stocks that rose sharply included Watson Pharmaceuticals, Inc. (0.05%), Forest Laboratories, Inc. (0.20%), Genzyme Corp. (0.12%) and Amgen, Inc. (0.93%).* While many stocks in the telecommunication services sector fell, such as Sprint Corp. (PCS Group) (0.05%) and AT&T Corp. (0.17%), Nextel Communications, Inc. (0.17%) generated outstanding performance.*




* Weightings represent percentages of net assets as of 5/31/03. The Fund's composition will differ over time.

--------------------------------------------------------------------------------
                                                                             3

UBS S&P 500 Index Fund

Q. FROM A STYLE STANDPOINT, DID GROWTH OR VALUE STOCKS PERFORM BETTER?

A. The returns of growth and value stocks continued to fluctuate during the period, which was consistent with the volatility in the marketplace. Overall, during the one-year reporting period ended May 31, 2003, the Russell 1000 Growth Index fell 7.85%, while the Russell 1000 Value Index declined 7.86%.

Q. WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

A. As long-term investors, our outlook for the markets has not varied dramatically since our last report to shareholders. To be sure, the geopolitical environment continues to hold a number of potentially troubling wild cards. However, given time and the resolution of some of these clouds hanging over the markets, we strongly believe that economic events will again drive returns, while non-economic factors will play a lesser role.

   There are a number of positives on the economic and market front. Interest rates are low and it appears likely that the Federal Reserve Board will continue its accommodative stance. Inflation is benign, oil prices have declined, and the economy is expanding, albeit slowly at this point. All told, we believe that stocks, which have historically compensated investors for the greater risk of owning them, will again be the best performing asset class, as they have been over the long run.

--------------------------------------------------------------------------------
4

UBS S&P 500 Index Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds*, please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas
Joseph A. Varnas
President
UBS S&P 500 Index Fund
Head of Product, Technology and Operations
UBS Global Asset Management (US) Inc.


/s/ T. Kirkham Barneby
T. Kirkham Barneby
Portfolio Manager
UBS S&P 500 Index Fund
Managing Director
UBS Global Asset Management (US) Inc.


/s/ Frank A. Vallario
Frank A. Vallario
Portfolio Manager
UBS S&P 500 Index Fund
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended May 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

S&P 500(Reg. TM) is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to their legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.


* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
                                                                              5

UBS S&P 500 Index Fund


Performance At A Glance

Comparison of the change of a $10,000 investment in UBS S&P 500 Index Fund (Class Y***) and the S&P 500 Index, from the inception date of Class Y shares (December 31, 1997) through May 31, 2003.

                                 [Chart Omitted]

            UBS S&P 500 INDEX
               FUND (CLASS Y)          S&P 500 INDEX
           ---------------------------------------------
12/31/97          $10,000            1.72%       $10,000
01/31/98          $10,112            1.11%       $10,111
02/28/98          $10,832            7.21%       $10,840
03/31/98          $11,384            5.12%       $11,395
04/30/98          $11,496            1.01%       $11,510
05/31/98          $11,296           -1.72%       $11,312
06/30/98          $11,760            4.06%       $11,771
07/31/98          $11,640           -1.07%       $11,646
08/31/98          $ 9,952          -14.46%       $ 9,962
09/30/98          $10,584            6.41%       $10,600
10/31/98          $11,352            8.13%       $11,462
11/30/98          $12,096            6.06%       $12,157
12/31/98          $12,793            5.76%       $12,858
01/31/99          $13,321            4.18%       $13,395
02/28/99          $12,907           -3.11%       $12,979
03/31/99          $13,418            4.00%       $13,498
04/30/99          $13,929            3.87%       $14,021
05/31/99          $13,589           -2.36%       $13,690
06/30/99          $14,343            5.55%       $14,450
07/31/99          $13,897           -3.12%       $13,999
08/31/99          $13,824           -0.49%       $13,929
09/30/99          $13,434           -2.74%       $13,548
10/31/99          $14,279            6.33%       $14,405
11/30/99          $14,571            2.03%       $14,698
12/31/99          $15,399            5.89%       $15,563
01/31/00          $14,617           -5.02%       $14,782
02/29/00          $14,340           -1.89%       $14,502
03/31/00          $15,727            9.78%       $15,920
04/30/00          $15,248           -3.01%       $15,442
05/31/00          $14,928           -2.05%       $15,125
06/30/00          $15,290            2.47%       $15,498
07/31/00          $15,038           -1.56%       $15,255
08/31/00          $15,971            6.21%       $16,203
09/30/00          $15,122           -5.28%       $15,347
10/31/00          $15,054           -0.42%       $15,283
11/30/00          $13,861           -7.88%       $14,078
12/31/00          $13,921            0.49%       $14,147
01/31/01          $14,411            3.55%       $14,649
02/28/01          $13,102           -9.12%       $13,313
03/31/01          $12,265           -6.34%       $12,470
04/30/01          $13,218            7.77%       $13,439
05/31/01          $13,307            0.67%       $13,529
06/30/01          $12,977           -2.43%       $13,199
07/31/01          $12,853           -0.98%       $13,070
08/31/01          $12,042           -6.26%       $12,251
09/30/01          $11,071           -8.08%       $11,262
10/31/01          $11,276            1.91%       $11,477
11/30/01          $12,131            7.67%       $12,357
12/31/01          $12,232            0.88%       $12,465
01/31/02          $12,057           -1.46%       $12,283
02/28/02          $11,809           -1.93%       $12,047
03/31/02          $12,250            3.76%       $12,500
04/30/02          $11,506           -6.06%       $11,742
05/31/02          $11,414           -0.74%       $11,655
06/30/02          $10,604           -7.12%       $10,825
07/31/02          $ 9,767           -7.79%       $ 9,981
08/31/02          $ 9,832            0.66%       $10,047
09/30/02          $ 8,765          -10.87%       $ 8,955
10/31/02          $ 9,528            8.80%       $ 9,743
11/30/02          $10,089            5.89%       $10,317
12/31/02          $ 9,495           -5.87%       $ 9,711
01/31/03          $ 9,235           -2.62%       $ 9,456
02/28/03          $ 9,095           -1.50%       $ 9,314
03/31/03          $ 9,179            0.97%       $ 9,405
04/30/03          $ 9,932            8.24%       $10,180
05/31/03          $10,453            5.27%       $10,716

The performance of the Fund's other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 5/31/03

                                                                       SINCE
                                         6 MONTHS  1 YEAR  5 YEARS   INCEPTION+
--------------------------------------------------------------------------------
Before Deducting             Class A*       3.51%    -8.70%    N/A      0.16%
Maximum Sales Charge         Class C**      3.11     -9.39     N/A     -0.56
                             Class Y***     3.60     -8.42   -1.54      0.82
--------------------------------------------------------------------------------
After Deducting              Class A*       0.92    -11.01     N/A     -0.38
Maximum Sales Charge         Class C**      1.08    -11.16     N/A     -0.78
--------------------------------------------------------------------------------
Lipper S&P 500 Index Objective Funds Median 3.57     -8.53   -1.50      0.88
--------------------------------------------------------------------------------
S&P 500 Index                              3.87     -8.06    -1.08      1.28
--------------------------------------------------------------------------------

For most recent quarter-end performance information, please refer to the "Average Annual Total Return" table on page 9.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less are not annualized.

+ Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; October 7, 1998 for Class C shares; and December 31, 1997 for Class Y shares. Since inception returns for the S&P 500 Index and the Lipper S&P 500 Index Objective Funds Median are calculated as of the inception date of the oldest share class (Class Y): December 31, 1997.

* Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

*** The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

      The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.

      Lipper peer group data calculated by Lipper Inc., used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

--------------------------------------------------------------------------------
6

UBS S&P 500 Index Fund


Portfolio Statistics

CHARACTERISTICS*     5/31/03                       11/30/02                      5/31/02
-----------------------------------------------------------------------------------------
Net Assets (mm)      $ 123.2                      $   100.0                      $ 104.4
-----------------------------------------------------------------------------------------
Number of
  Securities             466                            466                          465
-----------------------------------------------------------------------------------------
Stocks                  99.6%                         100.2%                        99.8%
-----------------------------------------------------------------------------------------
Cash Equivalents
  and Other Assets
  Less Liabilities       0.4%                         (0.2)%                         0.2%
=========================================================================================

TOP FIVE SECTORS*    5/31/03                      11/30/02                       5/31/02
-----------------------------------------------------------------------------------------
Financials              20.6% Financials              20.4%  Financials             19.3%
-----------------------------------------------------------------------------------------
Information                   Information                    Information
  Technology            15.3  Technology              15.8   Technology             14.7
-----------------------------------------------------------------------------------------
Health Care             14.3  Health Care             14.5   Health Care            14.0
-----------------------------------------------------------------------------------------
Consumer                      Consumer                       Consumer
  Discretionary         13.7  Discretionary           13.9   Discretionary          13.7
-----------------------------------------------------------------------------------------
Industrials             11.3  Industrials             11.4   Industrials            10.8
-----------------------------------------------------------------------------------------
TOTAL                   75.2% TOTAL                   76.0%  TOTAL                  72.5%
=========================================================================================

TOP TEN HOLDINGS*    5/31/03                      11/30/02                       5/31/02
-----------------------------------------------------------------------------------------
General Electric        3.2%  Microsoft                3.6% General Electric        3.2%
-----------------------------------------------------------------------------------------
Microsoft               2.9   General Electric         3.1   Microsoft              2.8
-----------------------------------------------------------------------------------------
Pfizer                  2.8   Wal-Mart Stores          2.8   ExxonMobil             2.8
-----------------------------------------------------------------------------------------
ExxonMobil              2.7   ExxonMobil               2.7   Wal-Mart Stores        2.5
-----------------------------------------------------------------------------------------
Wal-Mart Stores         2.6   Citigroup                2.3   Citigroup              2.3
-----------------------------------------------------------------------------------------
Citigroup               2.3   Pfizer                   2.3   Pfizer                 2.2
-----------------------------------------------------------------------------------------
                              American
                                International
Johnson & Johnson       1.8     Group                  2.0   Johnson & Johnson      1.9
-----------------------------------------------------------------------------------------
American
  International
  Group                 1.7   Johnson & Johnson        2.0   Intel                  1.9
-----------------------------------------------------------------------------------------
International                 International                  American
  Business                      Business                       International
  Machines              1.7     Machines               1.7     Group                1.8
-----------------------------------------------------------------------------------------
                                                             International
                                                               Business
Intel                   1.5   Intel                    1.6     Machines             1.4
-----------------------------------------------------------------------------------------
TOTAL                  23.2%  TOTAL                   24.1%  TOTAL                 22.8%
=========================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
                                                                               7

UBS S&P 500 Index Fund

PERFORMANCE RESULTS (UNAUDITED)

                            Net Asset Value                   Total Return(1)
                 ------------------------------------    -----------------------
                                                          12 Months    6 Months
                                                            Ended       Ended
                   05/31/03    11/30/02     05/31/02       05/31/03    05/31/03
--------------------------------------------------------------------------------
Class A Shares     $ 11.19     $ 10.91      $ 12.37         (8.70)%      3.51%
--------------------------------------------------------------------------------
Class C Shares       11.06       10.73        12.21         (9.39)       3.11
--------------------------------------------------------------------------------

Performance Summary Class A Shares

                      Net Asset Value          Capital
                  ----------------------        Gains       Dividends     Total
Period Covered     Beginning    Ending       Distributed     Paid(2)    Return(1)
--------------------------------------------------------------------------------
10/02/98-12/31/98  $ 12.83     $ 15.75               -      $ 0.2186     24.56%
--------------------------------------------------------------------------------
1999                 15.75       18.30        $ 0.0944        0.4977      20.10
--------------------------------------------------------------------------------
2000                 18.30       15.61          0.8448        0.0772     ( 9.74)
--------------------------------------------------------------------------------
2001                 15.61       13.26          0.3331        0.0803     (12.38)
--------------------------------------------------------------------------------
2002                 13.26       10.17               -        0.0962     (22.60)
--------------------------------------------------------------------------------
01/01/03-05/31/03    10.17       11.19               -             -      10.03
--------------------------------------------------------------------------------
                                 Total:       $ 1.2723      $ 0.9700
--------------------------------------------------------------------------------
                    Cumulative Total Return as of 05/31/03:                0.76%
--------------------------------------------------------------------------------

Performance Summary Class C Shares

                       Net Asset Value         Capital
                 ------------------------       Gains       Dividends    Total
Period Covered     Beginning     Ending      Distributed      Paid(2)   Return(1)
--------------------------------------------------------------------------------
10/07/98-12/31/98  $ 12.80     $ 15.73              -       $ 0.2031      24.57%
--------------------------------------------------------------------------------
1999                 15.73       18.23        $ 0.0944        0.4125      19.24
--------------------------------------------------------------------------------
2000                 18.23       15.49          0.8448             -     (10.47)
--------------------------------------------------------------------------------
2001                 15.49       13.14          0.3331             -     (13.00)
--------------------------------------------------------------------------------
2002                 13.14       10.09               -        0.0038     (23.18)
--------------------------------------------------------------------------------
01/01/03-05/31/03    10.09       11.06               -             -       9.61
--------------------------------------------------------------------------------
                                 Total:       $ 1.2723      $ 0.6194
--------------------------------------------------------------------------------
                    Cumulative Total Return as of 05/31/03:             ( 2.58)%
--------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Certain distributions may contain short-term capital gains.

  The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
8

UBS S&P 500 Index Fund

PERFORMANCE RESULTS (UNAUDITED)

Average Annual Total Return(1)

                                 % Return Without        % Return After
                                     Deducting              Deducting
                               Maximum Sales Charge   Maximum Sales Charge
                              ---------------------- ----------------------
                                       Class                  Class
                              ---------------------- ----------------------
                                   A*         C**          A*       C**
--------------------------------------------------------------------------------
Six Months Ended 06/30/03        11.31      10.90         8.53      8.82
--------------------------------------------------------------------------------
Twelve Months Ended 06/30/03     (0.48)     (1.20)       (2.94)    (3.13)
--------------------------------------------------------------------------------
Commencement of Operations
Through 06/30/03+                 0.40      (0.31)       (0.13)    (0.52)
--------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Commencement of issuance of shares dates are October 2, 1998 and October 7, 1998 for Class A and Class C shares, respectively.

* Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge imposed on purchases of 1% and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

   Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended May 31, 2003 and since inception, December 31, 1997 through May 31, 2003, Class Y shares had an average annual total return of (8.42)% and 0.82%, respectively. For the one year ended June 30, 2003 and since inception, December 31, 1997 through June 30, 2003, Class Y shares had an average annual total return of (0.20)% and 1.04%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

   The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                                                                             9

UBS S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS - MAY 31, 2003
Common Stocks - 99.56%


SECURITY DESCRIPTION                   SHARES             VALUE
================================================================================
Aerospace & Defense - 1.69%
B.F. Goodrich Co.                       1,900           $34,713
--------------------------------------------------------------------------------
Boeing Co.                             11,600           355,772
--------------------------------------------------------------------------------
General Dynamics Corp.                  2,800           187,096
--------------------------------------------------------------------------------
Honeywell International, Inc.          11,900           311,780
--------------------------------------------------------------------------------
Lockheed Martin Corp.                   6,300           292,446
--------------------------------------------------------------------------------
Northrop Grumman Corp.                  2,500           219,875
--------------------------------------------------------------------------------
Raytheon Co.                            5,600           179,424
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                  2,500            57,450
--------------------------------------------------------------------------------
United Technologies Corp.               6,500           443,625
--------------------------------------------------------------------------------
                                                      2,082,181
================================================================================
Air Freight & Couriers - 1.00%
Fedex Corp.                             4,200           268,716
--------------------------------------------------------------------------------
United Parcel Service, Inc.,
   Class B                             15,500           967,665
--------------------------------------------------------------------------------
                                                      1,236,381
================================================================================
Airlines - 0.16%
Delta Air Lines, Inc.                   1,900            25,384
--------------------------------------------------------------------------------
Southwest Airlines Co.                 10,500           168,735
--------------------------------------------------------------------------------
                                                        194,119
================================================================================
Auto Components - 0.17%
Dana Corp.                              2,700            24,057
--------------------------------------------------------------------------------
Delphi Automotive
   Systems Corp.                        8,500            74,970
--------------------------------------------------------------------------------
Johnson Controls, Inc.                  1,300           108,225
--------------------------------------------------------------------------------
                                                        207,252
================================================================================
Automobiles - 0.45%
Ford Motor Co.                         25,900           271,950
--------------------------------------------------------------------------------
General Motors Corp.                    7,900           279,107
--------------------------------------------------------------------------------
                                                        551,057
================================================================================
Banks - 7.32%
AmSouth Bancorp                         4,900           109,368
--------------------------------------------------------------------------------
Bank of America Corp.                  20,600         1,528,520
--------------------------------------------------------------------------------
Bank of New York Co., Inc.             10,600           306,870
--------------------------------------------------------------------------------
Bank One Corp.                         16,000           597,760
--------------------------------------------------------------------------------
BB&T Corp.                              6,500           222,235
--------------------------------------------------------------------------------
Charter One Financial, Inc.             3,200            97,472
--------------------------------------------------------------------------------
Comerica, Inc.                          2,500           115,675
--------------------------------------------------------------------------------
Fifth Third Bancorp                     7,900           454,250
--------------------------------------------------------------------------------
First Tennessee National Corp.          1,800            84,168
--------------------------------------------------------------------------------
FleetBoston Financial Corp.            14,500           428,765
--------------------------------------------------------------------------------
Golden West Financial Corp.             2,100          $163,359
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.             3,500            71,785
--------------------------------------------------------------------------------
KeyCorp                                 6,000           158,400
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                 3,100            93,000
--------------------------------------------------------------------------------
Mellon Financial Corp.                  6,000           163,020
--------------------------------------------------------------------------------
National City Corp.                     8,500           287,470
--------------------------------------------------------------------------------
North Fork Bancorp, Inc.                2,300            76,061
--------------------------------------------------------------------------------
Northern Trust Corp.                    3,100           118,296
--------------------------------------------------------------------------------
PNC Financial Services Group            3,900           192,075
--------------------------------------------------------------------------------
Regions Financial Corp.                 3,100           108,624
--------------------------------------------------------------------------------
SouthTrust Corp.                        4,800           137,904
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                    3,900           231,270
--------------------------------------------------------------------------------
Synovus Financial Corp.                 4,400           100,408
--------------------------------------------------------------------------------
U.S. Bancorp, Inc.                     26,400           625,680
--------------------------------------------------------------------------------
Union Planters Corp.                    2,900            93,322
--------------------------------------------------------------------------------
Wachovia Corp.                         18,700           751,366
--------------------------------------------------------------------------------
Washington Mutual, Inc.                12,900           526,062
--------------------------------------------------------------------------------
Wells Fargo & Co.                      23,100         1,115,730
--------------------------------------------------------------------------------
Zions Bancorp*                          1,300            66,326
--------------------------------------------------------------------------------
                                                      9,025,241
================================================================================
Beverages - 2.83%
Anheuser-Busch Cos., Inc.              11,700           615,771
--------------------------------------------------------------------------------
Brown-Forman Corp., Class B               900            70,974
--------------------------------------------------------------------------------
Coca-Cola Co.                          34,100         1,553,937
--------------------------------------------------------------------------------
Coca-Cola Enterprises,
   Inc.                                 6,300           118,125
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.              4,000            81,560
--------------------------------------------------------------------------------
Pepsico, Inc.                          23,700         1,047,540
--------------------------------------------------------------------------------
                                                      3,487,907
================================================================================
Biotechnology - 1.31%
Amgen, Inc.(1)*                        17,700         1,145,367
--------------------------------------------------------------------------------
Biogen, Inc.*                           2,100            89,124
--------------------------------------------------------------------------------
Chiron Corp.*                           2,600           114,634
--------------------------------------------------------------------------------
Genzyme Corp.*                          3,000           142,470
--------------------------------------------------------------------------------
Medimmune, Inc.*                        3,500           124,075
--------------------------------------------------------------------------------
                                                      1,615,670
================================================================================

--------------------------------------------------------------------------------
10

UBS S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS - MAY 31, 2003
Common Stocks

SECURITY DESCRIPTION                  SHARES             VALUE
================================================================================
Building Products - 0.20%
American Standard Cos., Inc.*          1,000           $73,990
--------------------------------------------------------------------------------
Masco Corp.                            6,800           167,280
--------------------------------------------------------------------------------
                                                       241,270
================================================================================
Chemicals - 1.50%
Air Products & Chemicals, Inc.         3,200           139,488
--------------------------------------------------------------------------------
Dow Chemical Co.                      12,600           400,680
--------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.         13,700           577,318
--------------------------------------------------------------------------------
Eastman Chemical Co.                   1,300            42,497
--------------------------------------------------------------------------------
Ecolab, Inc.                           1,800            96,750
--------------------------------------------------------------------------------
Engelhard Corp.                        2,000            50,300
--------------------------------------------------------------------------------
International Flavors &
   Fragrances, Inc.                    1,400            43,946
--------------------------------------------------------------------------------
Monsanto Co.                           3,900            78,195
--------------------------------------------------------------------------------
PPG Industries, Inc.                   2,400           116,712
--------------------------------------------------------------------------------
Praxair, Inc.                          2,300           137,977
--------------------------------------------------------------------------------
Rohm & Haas Co.                        3,200           103,776
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                    1,100            57,541
--------------------------------------------------------------------------------
                                                     1,845,180
================================================================================
Commercial Services &
   Supplies - 1.92%
Allied Waste Industries, Inc.          3,000            29,640
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A*           2,400           140,208
--------------------------------------------------------------------------------
Automatic Data
   Processing, Inc.                    8,200           286,180
--------------------------------------------------------------------------------
Avery Dennison Corp.                   1,600            88,768
--------------------------------------------------------------------------------
Cendant Corp.*                        14,300           240,240
--------------------------------------------------------------------------------
Cintas Corp.                           2,400            88,848
--------------------------------------------------------------------------------
Concord EFS, Inc.*                     7,100           107,352
--------------------------------------------------------------------------------
Convergys Corp.*                       2,500            44,700
--------------------------------------------------------------------------------v
Donnelley, R. R. & Sons Co.            2,100            52,395
--------------------------------------------------------------------------------
Equifax, Inc.                          2,000            50,640
--------------------------------------------------------------------------------
First Data Corp.                      10,300           426,626
--------------------------------------------------------------------------------
Fiserv, Inc.*                          2,700            89,343
--------------------------------------------------------------------------------
H&R Block, Inc.                        2,500           102,350
--------------------------------------------------------------------------------
Monster Worldwide, Inc.*               1,600            31,776
--------------------------------------------------------------------------------
Paychex, Inc.                          5,200           158,704
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                     3,300           126,753
--------------------------------------------------------------------------------
Robert Half International, Inc.*       2,700            45,765
--------------------------------------------------------------------------------
Sabre Holdings Corp.*                  2,100           $51,933
--------------------------------------------------------------------------------
Waste Management, Inc.                 8,100           206,307
--------------------------------------------------------------------------------
                                                     2,368,528
================================================================================
Communications Equipment - 2.26%
ADC Telecommunications, Inc.*         11,700            31,473
--------------------------------------------------------------------------------
Avaya, Inc.*                           5,500            36,410
--------------------------------------------------------------------------------
CIENA Corp.*                           6,200            35,650
--------------------------------------------------------------------------------
Cisco Systems, Inc.*                  97,900         1,593,812
--------------------------------------------------------------------------------
Comverse Technology, Inc.*             2,700            41,067
--------------------------------------------------------------------------------
Corning, Inc.*                        16,700           122,077
--------------------------------------------------------------------------------
JDS Uniphase Corp.*                   19,900            77,013
--------------------------------------------------------------------------------
Lucent Technologies, Inc.*            54,800           121,108
--------------------------------------------------------------------------------
Motorola, Inc.                        32,000           272,640
--------------------------------------------------------------------------------
Qualcomm, Inc.                        10,900           366,022
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.               2,200            43,318
--------------------------------------------------------------------------------
Tellabs, Inc.*                         5,900            46,846
--------------------------------------------------------------------------------
                                                     2,787,436
================================================================================
Computers & Peripherals - 3.94%
Apple Computer, Inc.*                  5,100            91,647
--------------------------------------------------------------------------------
Dell Computer Corp.*                  35,500         1,110,795
--------------------------------------------------------------------------------
EMC Corp.*                            30,400           328,928
--------------------------------------------------------------------------------
Gateway, Inc.*                         5,400            18,036
--------------------------------------------------------------------------------
Hewlett-Packard Co.                   42,100           820,950
--------------------------------------------------------------------------------
International Business
   Machines Corp.                     23,200         2,042,528
--------------------------------------------------------------------------------
Lexmark International Group, Inc.*     1,700           126,480
--------------------------------------------------------------------------------
NCR Corp.*                             1,500            37,605
--------------------------------------------------------------------------------
Network Appliance, Inc.*               4,700            80,041
--------------------------------------------------------------------------------
Sun Microsystems, Inc.*               44,500           192,685
--------------------------------------------------------------------------------
                                                     4,849,695
================================================================================
Construction & Engineering - 0.03%
Fluor Corp.                            1,100            39,039
================================================================================
Construction Materials - 0.04%
Vulcan Materials Co.                   1,500            54,960
================================================================================
Containers & Packaging - 0.18%
Ball Corp.                               800            39,616
--------------------------------------------------------------------------------
Bemis Co., Inc.                          900            41,202
--------------------------------------------------------------------------------
Pactiv Corp.*                          2,400            46,920
--------------------------------------------------------------------------------
Sealed Air Corp.*                      1,200            52,668
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS - MAY 31, 2003
Common Stocks

SECURITY DESCRIPTION                   SHARES              VALUE
================================================================================
Containers & Packaging - (concluded)
Temple-Inland, Inc.                       800            $37,312
--------------------------------------------------------------------------------
                                                         217,718
================================================================================
Diversified Financials - 8.18%
American Express Co.                   18,100            754,046
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                 1,400            108,178
--------------------------------------------------------------------------------
Capital One Financial Corp.             3,100            149,327
--------------------------------------------------------------------------------
Charles Schwab Corp.                   18,700            181,390
--------------------------------------------------------------------------------
Citigroup, Inc.                        70,600          2,896,012
--------------------------------------------------------------------------------
Countrywide Credit
   Industries, Inc.                     1,700            125,205
--------------------------------------------------------------------------------
Federal Home Loan
   Mortgage Corp.                       9,600            574,176
--------------------------------------------------------------------------------
Federal National
   Mortgage Association                13,700          1,013,800
--------------------------------------------------------------------------------
Federated Investors, Inc.,
   Class B                              1,600             44,576
--------------------------------------------------------------------------------
Franklin Resources, Inc.                3,600            134,532
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc.               6,500            529,750
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                27,600            906,936
--------------------------------------------------------------------------------
Janus Capital Group, Inc.               3,300             51,315
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.          3,400            243,542
--------------------------------------------------------------------------------
MBNA Corp.                             17,700            354,885
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.              12,800            554,240
--------------------------------------------------------------------------------
Moody's Corp.                           2,100            109,515
--------------------------------------------------------------------------------
Morgan Stanley & Co.                   14,900            681,675
--------------------------------------------------------------------------------
Principal Financial Group, Inc.         4,400            139,744
--------------------------------------------------------------------------------
Providian Financial Corp.*              4,200             37,968
--------------------------------------------------------------------------------
SLM Corp.                               2,100            252,000
--------------------------------------------------------------------------------
State Street Corp.                      4,600            176,226
--------------------------------------------------------------------------------
T. Rowe Price &
   Associates, Inc.                     1,700             62,424
--------------------------------------------------------------------------------
                                                      10,081,462
================================================================================
Diversified Telecommunication
   Services - 3.30%
ALLTEL Corp.                            4,300            205,884
--------------------------------------------------------------------------------
AT&T Corp.                             10,700            208,543
--------------------------------------------------------------------------------
BellSouth Corp.                        25,600            678,656
--------------------------------------------------------------------------------
CenturyTel, Inc.                        2,000             67,340
--------------------------------------------------------------------------------
Citizens Communications Co.*            4,100             50,512
--------------------------------------------------------------------------------
Qwest Communications
   International, Inc.*                23,900            107,311
--------------------------------------------------------------------------------
SBC Communications, Inc.               45,700         $1,163,522
--------------------------------------------------------------------------------
Sprint Corp. - Fon Group               12,300            166,788
--------------------------------------------------------------------------------
Verizon Communications                 37,600          1,423,160
--------------------------------------------------------------------------------
                                                       4,071,716
================================================================================
Electric Utilities - 2.27%
Ameren Corp.                            2,200            100,100
--------------------------------------------------------------------------------
American Electric Power
   Co., Inc.                            5,600            162,624
--------------------------------------------------------------------------------
Cinergy Corp.                           2,400             91,056
--------------------------------------------------------------------------------
Consolidated Edison, Inc.               3,000            128,970
--------------------------------------------------------------------------------
Constellation Energy
   Group, Inc.                          2,400             79,560
--------------------------------------------------------------------------------
Dominion Resources, Inc.                4,200            264,600
--------------------------------------------------------------------------------
DTE Energy Co.                          2,400            103,992
--------------------------------------------------------------------------------
Edison International, Inc.*             4,800             78,144
--------------------------------------------------------------------------------
Entergy Corp.                           3,100            160,239
--------------------------------------------------------------------------------
Exelon Corp.                            4,400            252,120
--------------------------------------------------------------------------------
FirstEnergy Corp.                       4,200            154,602
--------------------------------------------------------------------------------
FPL Group, Inc.                         2,500            166,175
--------------------------------------------------------------------------------
PG&E Corp.*                             5,900            100,300
--------------------------------------------------------------------------------
Pinnacle West Capital Corp.             1,400             53,004
--------------------------------------------------------------------------------
PPL Corp.                               2,300             93,012
--------------------------------------------------------------------------------
Progress Energy, Inc.*(2)               4,100            155,265
--------------------------------------------------------------------------------
Public Service Enterprise
   Group, Inc.                          3,100            132,463
--------------------------------------------------------------------------------
Southern Co.                            9,700            305,356
--------------------------------------------------------------------------------
TECO Energy, Inc.(1)                    2,900             37,497
--------------------------------------------------------------------------------
TXU Corp.                               4,700             95,128
--------------------------------------------------------------------------------
Xcel Energy, Inc.                       5,800             89,262
--------------------------------------------------------------------------------
                                                       2,803,469
================================================================================
Electrical Equipment - 0.45%
American Power
   Conversion Corp.*                    2,800             43,428
--------------------------------------------------------------------------------
Cooper Industries Ltd.,
   Class A                              1,400             55,846
--------------------------------------------------------------------------------
Emerson Electric Co.                    5,900            308,570
--------------------------------------------------------------------------------
Molex, Inc.                             2,800             76,608
--------------------------------------------------------------------------------
Rockwell Automation, Inc.               2,700             63,855
--------------------------------------------------------------------------------
                                                         548,307
================================================================================

--------------------------------------------------------------------------------
12

UBS S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS - MAY 31, 2003
Common Stocks

SECURITY DESCRIPTION                    SHARES             VALUE
================================================================================
Electronic Equipment &
   Instruments - 0.38%
Agilent Technologies, Inc.*              6,600          $119,658
--------------------------------------------------------------------------------
Jabil Circuit, Inc.*                     2,800            58,772
--------------------------------------------------------------------------------
Millipore Corp.                            700            28,490
--------------------------------------------------------------------------------
Sanmina - SCI Corp.*                     7,300            41,756
--------------------------------------------------------------------------------
Solectron Corp.*                        12,000            48,000
--------------------------------------------------------------------------------
Symbol Technologies, Inc.                3,300            44,220
--------------------------------------------------------------------------------
Tektronix, Inc.                          1,300            27,404
--------------------------------------------------------------------------------
Thermo Electron Corp.*                   2,400            50,640
--------------------------------------------------------------------------------
Waters Corp.*                            1,800            51,048
--------------------------------------------------------------------------------
                                                         469,988
================================================================================
Energy Equipment & Services - 0.86%
Baker Hughes, Inc.                       4,800           158,640
--------------------------------------------------------------------------------
BJ Services Co.*                         2,200            89,562
--------------------------------------------------------------------------------
Halliburton Co.                          6,100           145,607
--------------------------------------------------------------------------------
Nabors Industries, Inc.*                 2,100            94,668
--------------------------------------------------------------------------------
Noble Corp.*                             2,000            71,320
--------------------------------------------------------------------------------
Schlumberger Ltd.                        8,100           393,822
--------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.             4,600           107,502
--------------------------------------------------------------------------------
                                                       1,061,121
================================================================================
Food & Drug Retailing - 1.07%
Albertson's, Inc.                        5,300           110,611
--------------------------------------------------------------------------------
CVS Corp.                                5,500           143,550
--------------------------------------------------------------------------------
Kroger Co.*                             10,500           168,525
--------------------------------------------------------------------------------
Safeway, Inc.*                           6,200           116,808
--------------------------------------------------------------------------------
SUPERVALU, Inc.                          2,100            41,685
--------------------------------------------------------------------------------
Sysco Corp.(1)                           9,000           278,460
--------------------------------------------------------------------------------
Walgreen Co.                            14,100           434,139
--------------------------------------------------------------------------------
Winn Dixie Stores, Inc.                  2,100            29,694
--------------------------------------------------------------------------------
                                                       1,323,472
================================================================================
Food Products - 1.30%
Archer-Daniels-Midland Co.               9,200           110,124
--------------------------------------------------------------------------------
Campbell Soup Co.                        5,800           144,710
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                      7,500           182,025
--------------------------------------------------------------------------------
General Mills, Inc.                      5,100           238,578
--------------------------------------------------------------------------------
Heinz, H.J. & Co.                        4,900           162,043
--------------------------------------------------------------------------------
Hershey Foods Corp.                      1,900           135,090
--------------------------------------------------------------------------------
Kellogg Co.                              5,700           200,640
--------------------------------------------------------------------------------
McCormick & Co., Inc.                    2,000            53,800
--------------------------------------------------------------------------------
Sara Lee Corp.                          10,900           198,598
--------------------------------------------------------------------------------
Wrigley, Wm. Jr. Co.                     3,100          $175,150
--------------------------------------------------------------------------------
                                                       1,600,758
================================================================================
Gas Utilities - 0.26%
KeySpan Corp.                            2,300            81,006
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                      1,700            86,785
--------------------------------------------------------------------------------
NiSource, Inc.                           3,700            72,557
--------------------------------------------------------------------------------
Sempra Energy                            2,900            79,083
--------------------------------------------------------------------------------
                                                         319,431
================================================================================
Health Care Equipment &
   Supplies - 1.87%
Applera Corp. - Applied
   Biosystems Group                      3,000            58,410
--------------------------------------------------------------------------------
Bausch & Lomb, Inc.                        800            30,352
--------------------------------------------------------------------------------
Baxter International, Inc.               8,300           210,322
--------------------------------------------------------------------------------
Becton, Dickinson and Co.                3,500           140,000
--------------------------------------------------------------------------------
Biomet, Inc.                             3,600            99,000
--------------------------------------------------------------------------------
Boston Scientific Corp.*                 5,600           291,760
--------------------------------------------------------------------------------
C.R. Bard, Inc.                            700            49,105
--------------------------------------------------------------------------------
Guidant Corp.                            4,200           177,576
--------------------------------------------------------------------------------
Medtronic, Inc.                         16,700           813,791
--------------------------------------------------------------------------------
St. Jude Medical, Inc.*                  2,400           134,640
--------------------------------------------------------------------------------
Stryker Corp.                            2,700           181,818
--------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                   2,700           121,122
--------------------------------------------------------------------------------
                                                       2,307,896
================================================================================
Health Care Providers &
   Services - 1.76%
Aetna, Inc.                              2,100           120,582
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                  1,500            94,035
--------------------------------------------------------------------------------
Anthem, Inc.*                            1,900           139,365
--------------------------------------------------------------------------------
Cardinal Health, Inc.                    6,200           357,802
--------------------------------------------------------------------------------
CIGNA Corp.                              2,000           112,200
--------------------------------------------------------------------------------
HCA, Inc.                                7,100           234,300
--------------------------------------------------------------------------------
Health Management
   Associates, Inc., Class A             3,300            61,545
--------------------------------------------------------------------------------
Humana, Inc.*                            2,500            32,475
--------------------------------------------------------------------------------
IMS Health, Inc.                         3,400            60,656
--------------------------------------------------------------------------------
Manor Care, Inc.*                        1,400            33,166
--------------------------------------------------------------------------------
McKesson Corp.                           4,100           124,312
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.*                 1,400            88,704
--------------------------------------------------------------------------------
Quintiles Transnational Corp.*           1,800            25,470
--------------------------------------------------------------------------------
Tenet Healthcare Corp.*                  6,600           110,154
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                 4,200           402,948
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              13

UBS S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS - MAY 31, 2003
Common Stocks

SECURITY DESCRIPTION               SHARES                 VALUE
================================================================================
Health Care Providers &
   Services - (concluded)
Wellpoint Health
   Networks, Inc.*                 2,000               $ 170,680
--------------------------------------------------------------------------------
                                                       2,168,394
================================================================================
Hotels, Restaurants & Leisure
   - 1.13%
Carnival Corp.                     8,800                 269,280
--------------------------------------------------------------------------------
Darden Restaurants, Inc.           2,400                  47,544
--------------------------------------------------------------------------------
Harrah's Entertainment, Inc.*      1,600                  64,144
--------------------------------------------------------------------------------
Hilton Hotels Corp.                5,300                  73,458
--------------------------------------------------------------------------------
International Game
   Technology*                     1,200                 105,648
--------------------------------------------------------------------------------
Marriott International, Inc.       3,200                 125,120
--------------------------------------------------------------------------------
McDonald's Corp.                  17,600                 329,648
--------------------------------------------------------------------------------
Starbucks Corp.*                   5,300                 130,597
--------------------------------------------------------------------------------
Starwood Hotels &
   Resorts Worldwide,
   Inc., Class B                   2,900                  84,042
--------------------------------------------------------------------------------
Wendy's International, Inc.        1,600                  48,176
--------------------------------------------------------------------------------
Yum! Brands, Inc.*                 4,000                 111,840
--------------------------------------------------------------------------------
                                                       1,389,497
================================================================================
Household Durables - 0.49%
Black & Decker Corp.               1,200                  51,972
--------------------------------------------------------------------------------
Centex Corp.                         900                  69,867
--------------------------------------------------------------------------------
Fortune Brands, Inc.               2,200                 115,280
--------------------------------------------------------------------------------
KB HOME                              700                  43,750
--------------------------------------------------------------------------------
Leggett & Platt, Inc.              2,900                  64,003
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.            3,800                 108,300
--------------------------------------------------------------------------------
Pulte Homes, Inc.                    900                  59,031
--------------------------------------------------------------------------------
Stanley Works                      1,400                  39,144
--------------------------------------------------------------------------------
Whirlpool Corp.                    1,000                  56,900
--------------------------------------------------------------------------------
                                                         608,247
================================================================================
Household Products - 2.09%
Clorox Co.                         3,100                 138,446
--------------------------------------------------------------------------------
Colgate-Palmolive Co.              7,400                 441,188
--------------------------------------------------------------------------------
Kimberly Clark Corp.               7,100                 368,703
--------------------------------------------------------------------------------
Procter & Gamble Co.              17,700               1,625,214
--------------------------------------------------------------------------------
                                                       2,573,551
================================================================================
Industrial Conglomerates - 4.20%
3M Co.                             5,400                 682,938
--------------------------------------------------------------------------------
General Electric Co.(1)          137,000               3,931,900
--------------------------------------------------------------------------------
Textron, Inc.                      2,000                  69,700
--------------------------------------------------------------------------------
Tyco International Ltd.           27,700                 490,290
--------------------------------------------------------------------------------
                                                       5,174,828
================================================================================
Insurance - 4.70%
ACE Ltd.                           3,600               $ 131,400
--------------------------------------------------------------------------------
AFLAC, Inc.                        7,000                 230,370
--------------------------------------------------------------------------------
Allstate Corp.                     9,600                 345,504
--------------------------------------------------------------------------------
Ambac Financial Group, Inc.        1,400                  93,394
--------------------------------------------------------------------------------
American International
   Group, Inc.                    35,900               2,077,892
--------------------------------------------------------------------------------
AON Corp.                          4,300                 110,338
--------------------------------------------------------------------------------
Chubb Corp.                        2,400                 153,672
--------------------------------------------------------------------------------
Cincinnati Financial Corp.         2,200                  81,664
--------------------------------------------------------------------------------
Hartford Financial Services
   Group, Inc.                     3,600                 167,904
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.              1,900                  80,161
--------------------------------------------------------------------------------
John Hancock Financial
   Services, Inc.                  4,000                 121,000
--------------------------------------------------------------------------------
Lincoln National Corp.             2,500                  87,000
--------------------------------------------------------------------------------
Loews Corp.                        2,600                 125,060
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.        7,300                 365,949
--------------------------------------------------------------------------------
MBIA, Inc.                         2,000                 100,100
--------------------------------------------------------------------------------
Metlife, Inc.                      9,600                 268,512
--------------------------------------------------------------------------------
MGIC Investment Corp.              1,400                  75,628
--------------------------------------------------------------------------------
Progressive Corp.                  3,000                 216,000
--------------------------------------------------------------------------------
Prudential Financial, Inc.         7,800                 261,456
--------------------------------------------------------------------------------
SAFECO Corp.                       2,000                  72,280
--------------------------------------------------------------------------------
St. Paul Cos., Inc.                3,200                 117,056
--------------------------------------------------------------------------------
Torchmark Corp.                    1,600                  61,792
--------------------------------------------------------------------------------
Travelers Property
   Casualty Corp., Class B        13,800                 223,146
--------------------------------------------------------------------------------
UnumProvident Corp.                4,200                  54,180
--------------------------------------------------------------------------------
XL Capital Ltd., Class A           1,900                 165,395
--------------------------------------------------------------------------------
                                                       5,786,853
================================================================================
Internet & Catalog Retail - 0.35%
eBay, Inc.*                        4,200                 427,182
================================================================================
Internet Software & Services - 0.20%
Yahoo!, Inc.*                      8,100                 241,785
================================================================================
IT Consulting & Services - 0.31%
Computer Sciences Corp.*           2,600                 103,220
--------------------------------------------------------------------------------
Electronic Data Systems Corp.      6,700                 135,005
--------------------------------------------------------------------------------
SunGard Data Systems, Inc.*        3,900                  89,700
--------------------------------------------------------------------------------
Unisys Corp.*                      4,800                  54,192
--------------------------------------------------------------------------------
                                                         382,117
================================================================================

--------------------------------------------------------------------------------
14

UBS S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS - MAY 31, 2003
Common Stocks

SECURITY DESCRIPTION                   SHARES           VALUE
================================================================================
Leisure Equipment & Products - 0.39%
Eastman Kodak Co.                      4,100         $ 125,624
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                  4,200           177,072
--------------------------------------------------------------------------------
Hasbro, Inc.                           2,700            43,227
--------------------------------------------------------------------------------
Mattel, Inc.                           6,200           133,362
--------------------------------------------------------------------------------
                                                       479,285
================================================================================
Machinery - 1.14%
Caterpillar, Inc.                      4,800           250,320
--------------------------------------------------------------------------------
Danaher Corp.                          2,100           140,532
--------------------------------------------------------------------------------
Deere & Co.                            3,300           144,111
--------------------------------------------------------------------------------
Dover Corp.                            2,900            87,899
--------------------------------------------------------------------------------
Eaton Corp.                            1,000            83,930
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.              4,300           266,815
--------------------------------------------------------------------------------
Ingersoll Rand Co., Class A            2,400           105,120
--------------------------------------------------------------------------------
ITT Industries, Inc.                   1,300            81,458
--------------------------------------------------------------------------------
Navistar International Corp.           1,100            33,902
--------------------------------------------------------------------------------
PACCAR, Inc.                           1,600           106,032
--------------------------------------------------------------------------------
Pall Corp.                             1,900            41,268
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                  1,700            68,731
--------------------------------------------------------------------------------
                                                     1,410,118
================================================================================
Media - 4.23%
AOL Time Warner, Inc.*                61,700           939,074
--------------------------------------------------------------------------------
Clear Channel
   Communications, Inc.*               8,500           345,950
--------------------------------------------------------------------------------
Comcast Corp., Class A*               31,800           957,498
--------------------------------------------------------------------------------
Disney, Walt Co.                      28,400           558,060
--------------------------------------------------------------------------------
Dow Jones & Co., Inc.                  1,400            63,770
--------------------------------------------------------------------------------
Gannett Co., Inc.                      3,800           300,200
--------------------------------------------------------------------------------
Interpublic Group Cos., Inc.           5,500            75,625
--------------------------------------------------------------------------------
Knight-Ridder, Inc.                    1,300            91,572
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                 2,800           176,988
--------------------------------------------------------------------------------
New York Times Co., Class A            2,200           105,380
--------------------------------------------------------------------------------
Omnicom Group, Inc.                    2,600           181,506
--------------------------------------------------------------------------------
Tribune Co.                            4,300           214,484
--------------------------------------------------------------------------------
Univision Communications, Inc.,
   Class A*                            3,300            98,505
--------------------------------------------------------------------------------
Viacom, Inc., Class B*                24,300         1,106,136
--------------------------------------------------------------------------------
                                                     5,214,748
================================================================================
Metals & Mining - 0.52%
Alcoa, Inc.(1)                        11,800           290,398
--------------------------------------------------------------------------------
Freeport-McMoRan Copper &
   Gold, Inc., Class B(1)*             2,200           $48,290
--------------------------------------------------------------------------------
Newmont Mining Corp.
   (Holding Co.)                       5,500           163,130
--------------------------------------------------------------------------------
Nucor Corp.                            1,200            57,168
--------------------------------------------------------------------------------
Phelps Dodge Corp.*                    1,300            47,385
--------------------------------------------------------------------------------
United States Steel Corp.              1,800            28,350
--------------------------------------------------------------------------------
                                                       634,721
================================================================================
Multi-Line Retail - 3.86%
Big Lots, Inc.*                        1,800            24,498
--------------------------------------------------------------------------------
Costco Wholesale Corp.*                6,300           233,415
--------------------------------------------------------------------------------
Dollar General Corp.                   4,700            87,890
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.             2,400            87,480
--------------------------------------------------------------------------------
Federated Department
   Stores, Inc.*                       2,800            91,000
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
   Holding Co.                         3,900            67,548
--------------------------------------------------------------------------------
Kohl's Corp.*                          4,700           246,045
--------------------------------------------------------------------------------
May Department Stores Co.              4,200            91,098
--------------------------------------------------------------------------------
Nordstrom, Inc.                        2,000            37,300
--------------------------------------------------------------------------------
Sears, Roebuck & Co.                   4,500           134,910
--------------------------------------------------------------------------------
Target Corp.                          12,600           461,538
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                 60,600         3,188,166
--------------------------------------------------------------------------------
                                                     4,750,888
================================================================================
Multi-Utilities - 0.38%
AES Corp.*                             7,800            61,776
--------------------------------------------------------------------------------
Calpine Corp.(1)*                      5,700            29,640
--------------------------------------------------------------------------------
Centerpoint Energy, Inc.               4,700            44,885
--------------------------------------------------------------------------------
Duke Energy Corp.                     12,500           242,250
--------------------------------------------------------------------------------
Dynegy, Inc., Class A                  5,600            27,888
--------------------------------------------------------------------------------
Williams Cos., Inc.                    7,600            60,116
--------------------------------------------------------------------------------
                                                       466,555
================================================================================
Office Electronics - 0.09%
Xerox Corp.*                          10,300           112,579
================================================================================
Oil & Gas - 5.09%
Amerada Hess Corp.                     1,300            63,700
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.               3,400           167,552
--------------------------------------------------------------------------------
Apache Corp.                           2,200           145,024
--------------------------------------------------------------------------------
Burlington Resources, Inc.             2,800           149,212
--------------------------------------------------------------------------------
ChevronTexaco Corp.                   14,700         1,042,818
--------------------------------------------------------------------------------
ConocoPhillips                         9,300           501,921
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              15

UBS S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS - MAY 31, 2003
Common Stocks

SECURITY DESCRIPTION            SHARES                   VALUE
================================================================================
Oil & Gas - (concluded)
Devon Energy Corp.               3,200                 $166,400
--------------------------------------------------------------------------------
El Paso Corp.                    8,700                   75,690
--------------------------------------------------------------------------------
EOG Resources, Inc.              1,600                   68,960
--------------------------------------------------------------------------------
ExxonMobil Corp.                92,500                3,367,000
--------------------------------------------------------------------------------
Kerr-McGee Corp.                 1,500                   71,370
--------------------------------------------------------------------------------
Marathon Oil Corp.               4,500                  115,785
--------------------------------------------------------------------------------
Occidental Petroleum Corp.       5,300                  178,822
--------------------------------------------------------------------------------
Sunoco, Inc.                     1,200                   44,208
--------------------------------------------------------------------------------
Unocal Corp.                     3,700                  111,333
--------------------------------------------------------------------------------
                                                      6,269,795
================================================================================
Paper & Forest Products - 0.44%
Georgia-Pacific Corp.            3,700                   64,010
--------------------------------------------------------------------------------
International Paper Co.          6,700                  245,689
--------------------------------------------------------------------------------
MeadWestvaco Corp.               3,000                   75,120
--------------------------------------------------------------------------------
Weyerhaeuser Co.                 3,100                  156,178
--------------------------------------------------------------------------------
                                                        540,997
================================================================================
Personal Products - 0.59%
Alberto-Culver Co., Class B        900                   45,990
--------------------------------------------------------------------------------
Avon Products, Inc.              3,300                  201,102
--------------------------------------------------------------------------------
Gillette Co.                    14,400                  483,984
--------------------------------------------------------------------------------
                                                        731,076
================================================================================
Pharmaceuticals - 9.39%
Abbott Laboratories             21,500                  957,825
--------------------------------------------------------------------------------
Allergan, Inc.                   1,800                  129,798
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.        26,700                  683,520
--------------------------------------------------------------------------------
Eli Lilly & Co.                 15,500                  926,435
--------------------------------------------------------------------------------
Forest Laboratories, Inc.*       5,000                  252,500
--------------------------------------------------------------------------------
Johnson & Johnson               40,800                2,217,480
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc.*      3,400                   48,654
--------------------------------------------------------------------------------
Merck & Co., Inc.               30,900                1,717,422
--------------------------------------------------------------------------------
Pfizer, Inc.                   109,820                3,406,617
--------------------------------------------------------------------------------
Schering-Plough Corp.           20,300                  374,535
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.*    1,500                   55,530
--------------------------------------------------------------------------------
Wyeth Pharmaceuticals           18,300                  802,455
--------------------------------------------------------------------------------
                                                     11,572,771
================================================================================
Real Estate - 0.39%
Apartment Investment &
   Management Co., Class A       1,600                   56,368
--------------------------------------------------------------------------------
Equity Office Properties
   Trust                         5,800                  156,078
--------------------------------------------------------------------------------
Equity Residential
   Properties Trust              3,800                 $100,624
--------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.      2,800                   73,920
--------------------------------------------------------------------------------
Simon Property Group, Inc.       2,600                   97,812
--------------------------------------------------------------------------------
                                                        484,802
================================================================================
Road & Rail - 0.47%
Burlington Northern Santa
   Fe, Inc.                      5,100                  150,501
--------------------------------------------------------------------------------
CSX Corp.                        3,000                   98,250
--------------------------------------------------------------------------------
Norfolk Southern Corp.           5,400                  118,368
--------------------------------------------------------------------------------
Union Pacific Corp.              3,500                  213,465
--------------------------------------------------------------------------------
                                                        580,584
================================================================================
Semiconductor Equipment &
   Products - 3.45%
Advanced Micro Devices, Inc.*    5,000                   36,400
--------------------------------------------------------------------------------
Altera Corp.*                    5,300                  102,184
--------------------------------------------------------------------------------
Analog Devices, Inc.*            5,000                  192,750
--------------------------------------------------------------------------------
Applied Materials, Inc.*        22,800                  354,768
--------------------------------------------------------------------------------
Applied Micro Circuits Corp.*    4,500                   22,590
--------------------------------------------------------------------------------
Broadcom Corp., Class A*         3,900                   95,472
--------------------------------------------------------------------------------
Intel Corp.                     91,200                1,900,608
--------------------------------------------------------------------------------
KLA-Tencor Corp.*                2,600                  120,198
--------------------------------------------------------------------------------
Linear Technology Corp.          4,300                  156,348
--------------------------------------------------------------------------------
LSI Logic Corp.*                 5,600                   35,840
--------------------------------------------------------------------------------
Maxim Integrated
   Products, Inc.                4,500                  176,445
--------------------------------------------------------------------------------
Micron Technology, Inc.*         8,600                   97,352
--------------------------------------------------------------------------------
National Semiconductor Corp.*    2,600                   64,896
--------------------------------------------------------------------------------
Novellus Systems, Inc.*          2,100                   72,765
--------------------------------------------------------------------------------
NVIDIA Corp.*                    2,200                   57,574
--------------------------------------------------------------------------------
PMC-Sierra, Inc.*                2,500                   27,150
--------------------------------------------------------------------------------
QLogic Corp.*                    1,300                   65,117
--------------------------------------------------------------------------------
Teradyne, Inc.*                  2,700                   46,305
--------------------------------------------------------------------------------
Texas Instruments, Inc.         23,900                  489,950
--------------------------------------------------------------------------------
Xilinx, Inc.*                    4,700                  140,389
--------------------------------------------------------------------------------
                                                      4,255,101
================================================================================
Software - 4.65%
Adobe Systems, Inc.              3,200                  112,928
--------------------------------------------------------------------------------
Autodesk, Inc.                   1,700                   25,347
--------------------------------------------------------------------------------
BMC Software, Inc.*              3,300                   55,968
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

UBS S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS - MAY 31, 2003
Common Stocks

SECURITY DESCRIPTION              SHARES                    VALUE
================================================================================
Software - (concluded)
Citrix Systems, Inc.*              2,400                   $52,392
--------------------------------------------------------------------------------
Computer Associates
   International, Inc.             8,000                   173,360
--------------------------------------------------------------------------------
Compuware Corp.*                   5,700                    34,599
--------------------------------------------------------------------------------
Electronic Arts, Inc.*             2,000                   137,120
--------------------------------------------------------------------------------
Intuit, Inc.*                      2,900                   133,661
--------------------------------------------------------------------------------
Mercury Interactive Corp.*         1,200                    47,172
--------------------------------------------------------------------------------
Microsoft Corp.                  147,400                 3,627,514
--------------------------------------------------------------------------------
Oracle Corp.*                     72,600                   944,526
--------------------------------------------------------------------------------
PeopleSoft, Inc.*                  4,400                    71,984
--------------------------------------------------------------------------------
Siebel Systems, Inc.*              6,900                    64,791
--------------------------------------------------------------------------------
Symantec Corp.*                    2,100                    94,962
--------------------------------------------------------------------------------
VERITAS Software Co.*              5,700                   158,175
--------------------------------------------------------------------------------
                                                         5,734,499
================================================================================
Specialty Retail - 2.35%
AutoNation, Inc.*                  4,400                    61,248
--------------------------------------------------------------------------------
AutoZone, Inc.*                    1,300                   108,784
--------------------------------------------------------------------------------
Bed, Bath & Beyond, Inc.*          4,000                   167,360
--------------------------------------------------------------------------------
Best Buy Co., Inc.*                4,500                   174,150
--------------------------------------------------------------------------------
Circuit City Stores-Circuit
   City Group                      3,300                    23,727
--------------------------------------------------------------------------------
Gap, Inc.                         12,200                   207,400
--------------------------------------------------------------------------------
Home Depot, Inc.                  32,100                 1,042,929
--------------------------------------------------------------------------------
Limited Brands                     7,300                   111,398
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                 10,700                   452,182
--------------------------------------------------------------------------------
Office Depot, Inc.*                4,400                    58,960
--------------------------------------------------------------------------------
RadioShack Corp.                   2,400                    57,840
--------------------------------------------------------------------------------
Sherwin-Williams Co.               2,300                    62,974
--------------------------------------------------------------------------------
Staples, Inc.*                     6,600                   127,974
--------------------------------------------------------------------------------
Tiffany & Co.                      2,000                    65,520
--------------------------------------------------------------------------------
TJX Cos., Inc.                     7,200                   131,040
--------------------------------------------------------------------------------
Toys R Us, Inc.*                   3,200                    37,248
--------------------------------------------------------------------------------
                                                         2,890,734
================================================================================
Textiles & Apparel - 0.32%
Jones Apparel Group, Inc.*         1,800                    52,848
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                1,500                    50,835
--------------------------------------------------------------------------------
Nike, Inc., Class B                3,700                   207,163
--------------------------------------------------------------------------------
Reebok International Ltd.*           900                    28,530
--------------------------------------------------------------------------------
V. F. Corp.                        1,600                    60,912
--------------------------------------------------------------------------------
                                                           400,288
================================================================================
Tobacco - 1.06%
Altria Group, Inc.                28,500                $1,177,050
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco
   Holdings, Inc.                  1,300                    44,317
--------------------------------------------------------------------------------
UST, Inc.                          2,300                    81,213
--------------------------------------------------------------------------------
                                                         1,302,580
================================================================================
Trading Companies &
   Distributors - 0.12%
Genuine Parts Co.                  2,600                    85,462
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                1,400                    65,380
--------------------------------------------------------------------------------
                                                           150,842
================================================================================
Wireless Telecommunication
   Services - 0.46%
AT&T Wireless Services, Inc.*     37,600                   292,152
--------------------------------------------------------------------------------
Nextel Communications,
   Inc., Class A*                 14,200                   212,858
--------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*         14,200                    63,332
--------------------------------------------------------------------------------
                                                           568,342
================================================================================
Total Common Stocks
   (cost-$138,094,476)                                 122,695,013
================================================================================


--------------------------------------------------------------------------------
                                                                              17

UBS S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS - MAY 31, 2003


PRINCIPAL
 AMOUNT                                                         MATURITY                INTEREST
  (000)                                                           DATES                   RATES                 VALUE
------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement-0.04%
------------------------------------------------------------------------------------------------------------------------
   $49        Repurchase Agreement dated 05/30/03 with
                State Street Bank & Trust Co., collateralized
                by $50,086 U.S. Treasury Bills, 0.000%
                due 06/26/03; (value-$50,024); proceeds:
                $49,005 (cost-$49,000)                           06/02/03                  1.160%               $49,000
------------------------------------------------------------------------------------------------------------------------
Number of
 Shares
  (000)
------------------------------------------------------------------------------------------------------------------------
Investment of Cash Collateral from Securities Loaned-1.42%
------------------------------------------------------------------------------------------------------------------------
Money Market Fund-1.42%
------------------------------------------------------------------------------------------------------------------------
  1,752         UBS Private Money Market Fund LLC
                  (cost-$1,752,100)                              06/02/03                  1.222+              1,752,100
------------------------------------------------------------------------------------------------------------------------
Total Investments (cost-$139,895,576)-101.02%                                                                124,496,113
------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets-(1.02)%                                                                 (1,257,237)
------------------------------------------------------------------------------------------------------------------------
Net Assets-100.00%                                                                                          $123,238,876
------------------------------------------------------------------------------------------------------------------------

*     Non-income producing security.

(1)   Security, or portion thereof, was on loan at May 31, 2003.

(2)   Includes 800 Contingent Value Obligations valued at zero.

+     Interest rate shown reflects yield at May 31, 2003.




                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
18

UBS S&P 500 Index Fund

STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2003


Assets
Investments in securities, at value (cost-$139,895,576) *              $ 124,496,113
------------------------------------------------------------------------------------
Cash                                                                             884
------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                            502,854
------------------------------------------------------------------------------------
Dividends and interest receivable                                            190,910
------------------------------------------------------------------------------------
Other assets                                                                  48,384
------------------------------------------------------------------------------------
Total assets                                                             125,239,145
------------------------------------------------------------------------------------
Liabilities
Payable for cash collateral for securities loaned                          1,752,100
------------------------------------------------------------------------------------
Payable for shares of beneficial interest repurchased                        190,012
------------------------------------------------------------------------------------
Payable to affiliates                                                         42,074
------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                        16,083
------------------------------------------------------------------------------------
Total liabilities                                                          2,000,269
------------------------------------------------------------------------------------
Net Assets
Beneficial interest-$0.001 par value (unlimited amount authorized)       153,653,881
------------------------------------------------------------------------------------
Undistributed net investment income                                          511,626
------------------------------------------------------------------------------------
Accumulated net realized loss from investment activities                 (15,527,168)
------------------------------------------------------------------------------------
Net unrealized depreciation of investments                               (15,399,463)
------------------------------------------------------------------------------------
Net assets                                                             $ 123,238,876
------------------------------------------------------------------------------------

*   Includes $1,731,687 of investments in securities on loan, at value.




                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                              19

UBS S&P 500 Index Fund

STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2003


Class A:
Net assets                                                                      $79,637,866
-------------------------------------------------------------------------------------------
Shares outstanding                                                                7,119,813
-------------------------------------------------------------------------------------------
Net asset value per share                                                            $11.19
-------------------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales charge of 2.50%)        $11.48
-------------------------------------------------------------------------------------------
Class C:
Net assets                                                                      $31,276,901
-------------------------------------------------------------------------------------------
Shares outstanding                                                                2,827,687
-------------------------------------------------------------------------------------------
Net asset value per share                                                            $11.06
-------------------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales charge of 1.00%)        $11.17
-------------------------------------------------------------------------------------------
Class Y:
Net assets                                                                      $12,324,109
-------------------------------------------------------------------------------------------
Shares outstanding                                                                1,096,673
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share                       $11.24
-------------------------------------------------------------------------------------------




                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
20

UBS S&P 500 Index Fund

STATEMENT OF OPERATIONS


                                                                          For the
                                                                         Year Ended
                                                                        May 31, 2003
--------------------------------------------------------------------------------------
Investment income:
Dividends                                                               $ 1,766,823
--------------------------------------------------------------------------------------
Interest                                                                      5,787
--------------------------------------------------------------------------------------
                                                                          1,772,610
--------------------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                                 196,580
--------------------------------------------------------------------------------------
Service fees-Class A                                                        150,454
--------------------------------------------------------------------------------------
Service and distribution fees-Class C                                       309,877
--------------------------------------------------------------------------------------
Transfer agency and related services fees                                   100,843
--------------------------------------------------------------------------------------
Reports and notices to shareholders                                          63,654
--------------------------------------------------------------------------------------
Professional fees                                                            59,751
--------------------------------------------------------------------------------------
Custody and accounting                                                       58,974
--------------------------------------------------------------------------------------
Federal and state registration fees                                          52,527
--------------------------------------------------------------------------------------
Amortization of organizational expenses                                      25,055
--------------------------------------------------------------------------------------
Insurance expense                                                             1,666
--------------------------------------------------------------------------------------
Trustees' fees                                                                1,515
--------------------------------------------------------------------------------------
Other expenses                                                               32,507
--------------------------------------------------------------------------------------
                                                                          1,053,403
--------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements from advisor                  (181,671)
--------------------------------------------------------------------------------------
Net expenses                                                                871,732
--------------------------------------------------------------------------------------
Net investment income                                                       900,878
--------------------------------------------------------------------------------------
Realized and unrealized gains (losses) from investment activities:
Net realized loss from investment activities                             (9,089,719)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments           638,749
--------------------------------------------------------------------------------------
Net realized and unrealized losses from investment activities            (8,450,970)
--------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                    $(7,550,092)
--------------------------------------------------------------------------------------





                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                              21

UBS S&P 500 Index Fund

STATEMENT OF CHANGES IN NET ASSETS


                                                                   For the Years Ended May 31,
                                                              -------------------------------------
                                                                     2003                2002
---------------------------------------------------------------------------------------------------
From operations:
Net investment income                                          $     900,878       $     346,681
---------------------------------------------------------------------------------------------------
Net realized losses from investment activities                    (9,089,719)         (4,309,664)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                        638,749          (9,158,883)
---------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations              (7,550,092)        (13,121,866)
---------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
Net investment income-Class A                                       (553,181)           (203,283)
---------------------------------------------------------------------------------------------------
Net investment income-Class C                                        (11,406)                  -
---------------------------------------------------------------------------------------------------
Net investment income-Class Y                                        (78,752)            (46,044)
---------------------------------------------------------------------------------------------------
Net realized gains from investment activities-Class A                      -            (843,258)
---------------------------------------------------------------------------------------------------
Net realized gains from investment activities-Class C                      -          (1,042,105)
---------------------------------------------------------------------------------------------------
Net realized gains from investment activities-Class Y                      -            (159,599)
---------------------------------------------------------------------------------------------------
                                                                    (643,339)         (2,294,289)
---------------------------------------------------------------------------------------------------
From beneficial interest transactions:
Net proceeds from the sale of shares                              63,600,835          60,853,709
---------------------------------------------------------------------------------------------------
Cost of shares repurchased                                       (37,157,624)        (27,952,628)
---------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                   605,834           2,155,850
---------------------------------------------------------------------------------------------------
Net increase in net assets from beneficial interest
  transactions                                                    27,049,045          35,056,931
---------------------------------------------------------------------------------------------------
Net increase in net assets                                        18,855,614          19,640,776
---------------------------------------------------------------------------------------------------
Net Assets:
Beginning of year                                                104,383,262          84,742,486
---------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
  of $511,626 and $255,632, respectively)                      $ 123,238,876       $ 104,383,262
---------------------------------------------------------------------------------------------------




                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
22

UBS S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS S&P 500 Index Fund (the "Fund") is a series of UBS Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company organized as a Delaware statutory trust on May 27, 1997. Organizational costs have been deferred and amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

Currently, the Fund offers Class A, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that Class A and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments-The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security




--------------------------------------------------------------------------------
                                                                              23

UBS S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS


is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Trust's Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date ("ex-date"). Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.


--------------------------------------------------------------------------------
24

UBS S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS


FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through which the transaction was effected, an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a segregated account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions.

There were no outstanding futures contracts at May 31, 2003.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At May 31, 2003, the Fund does not owe UBS Global AM investment advisory and administration fees.


--------------------------------------------------------------------------------
                                                                              25

UBS S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

Prior to October 1, 2002, UBS Global AM had contractually undertaken to waive a portion of the Fund's investment advisory and administration fees and reimburse a portion of the Fund's other expenses, when necessary, to maintain the total annual operating expenses of Class A, Class C and Class Y at a level not exceeding 0.60%, 1.35% and 0.35%, respectively. Effective October 1, 2002, UBS Global AM has contractually undertaken to waive a portion of the Fund's investment advisory and administration fees and reimburse a portion of the Fund's other expenses, when necessary, to maintain the total annual operating expenses of Class A, Class C and Class Y at a level not exceeding 0.70%, 1.45% and 0.45%, respectively. For the year ended May 31, 2003, UBS Global AM waived or reimbursed $181,671 in investment advisory and administration fees and other expenses, which is subject to repayment by the Fund through May 31, 2006. The Fund will reimburse UBS Global AM for any such payments during a three-year period to the extent that operating expenses are otherwise below the expense caps. At May 31, 2003, UBS Global AM owed the Fund $193 for fee waivers and expense reimbursements under the above agreement.

DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C shares. At May 31, 2003, the Fund owed UBS Global AM $42,248 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A and Class C shares. UBS Global AM has informed the Fund that for the year ended May 31, 2003, it earned $72,968 in sales and deferred sales charges.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Global AM provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. UBS Financial Services Inc. ("UBS Financial ServicesSM*"), an indirect wholly owned subsidiary of UBS AG performs a portion of these delegated services. For the year ended May 31, 2003, UBS Global AM received from PFPC, not the Fund, approximately 31% of the total transfer agency and related services fees collected by PFPC from the Fund.

------------------
*UBS Financial Services is a service mark of UBS AG.

--------------------------------------------------------------------------------
26

UBS S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

SECURITIES LENDING

The Fund may lend securities up to 331|M/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the year ended May 31, 2003, the Fund earned $1,272 for lending its securities and UBS Financial Services earned $426 in compensation as the Fund's lending agent. At May 31, 2003, the Fund owed UBS Financial Services $19 in compensation as the Fund's lending agent.

BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended May 31, 2003, the Fund did not borrow under the Facility. For the year ended May 31, 2003, the Fund paid a commitment fee of $1,098 to UBS AG.

FEDERAL TAX STATUS

For federal income tax purposes, at May 31, 2003, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)     $  6,427,148
--------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)      (32,220,262)
--------------------------------------------------------------------------------------
Net unrealized depreciation of investments                               $(25,793,114)
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              27

UBS S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

For the year ended May 31, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $36,577,656 and $9,510,988, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and May 31, 2002 were as follows:

DISTRIBUTIONS PAID FROM:          2003           2002
--------------------------------------------------------
Ordinary income                 $643,339      $  263,310
--------------------------------------------------------
Net long-term capital gains            -       2,030,979
--------------------------------------------------------
Total distributions paid        $643,339      $2,294,289
--------------------------------------------------------

At May 31, 2003, the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income                     $   $510,826
---------------------------------------------------------------
Accumulated realized capital and other losses       (5,132,717)
---------------------------------------------------------------
Net unrealized depreciation of investments         (25,793,114)
---------------------------------------------------------------
Total accumulated deficit                         $(30,415,005)
---------------------------------------------------------------

The differences between book-basis and tax-basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales and return of capital adjustments from real estate investment trusts.

At May 31, 2003, the Fund had a net capital loss carryforward of $3,639,766. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire May 31, 2011. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed. Also, in accordance with U.S. Treasury regulations, the Fund has elected to defer realized capital losses of $1,492,951 arising after October 31, 2002. Such losses are treated for tax purposes as arising on June 1, 2003.

To reflect reclassifications arising from permanent "book/tax" differences for the year ending May 31, 2003, undistributed net investment income was decreased by $1,545, accumulated net realized loss from investment activities was decreased by $3,519 and beneficial interest was decreased by $1,974.


--------------------------------------------------------------------------------
28

UBS S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                       CLASS A                         CLASS C                        CLASS Y
                          ----------------------------      -------------------------      -------------------------
                            SHARES           AMOUNT           SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
MAY 31, 2003:
--------------------------------------------------------------------------------------------------------------------
Shares sold                4,749,722      $ 49,465,085         561,878    $ 5,776,724       806,308      $ 8,359,026
--------------------------------------------------------------------------------------------------------------------
Shares repurchased        (2,489,945)      (25,629,963)       (960,488)    (9,839,474)     (161,586)      (1,688,187)
--------------------------------------------------------------------------------------------------------------------
Dividends reinvested          49,551           516,321           1,067         11,024         7,511           78,489
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)    2,309,328      $ 24,351,443        (397,543)   $(4,051,726)      652,233      $ 6,749,328
--------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
MAY 31, 2002:
--------------------------------------------------------------------------------------------------------------------
Shares sold                3,553,442      $ 45,576,343       1,094,710    $14,490,191        59,269      $   787,175
--------------------------------------------------------------------------------------------------------------------
Shares repurchased        (1,098,790)      (14,641,114)       (834,021)   (10,958,981)     (176,685)      (2,352,533)
--------------------------------------------------------------------------------------------------------------------
Dividends reinvested          71,022           932,525          78,330      1,019,850        15,450          203,475
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)     2,525,674     $ 31,867,754         339,019    $ 4,551,060      (101,966)     $(1,361,883)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              29

UBS S&P 500 Index Fund

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                              Class A
                                         ---------------------------------------------------------------------------------
                                                                                                          For the Period
                                                         For the Years Ended May 31,                     October 2, 1998+
                                         ------------------------------------------------------------         through
                                              2003           2002            2001           2000           May 31, 1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 12.37        $  14.90        $  17.74        $ 16.72          $ 12.83
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.12*           0.10*           0.10*          0.12*            0.08*
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment and
  futures transactions                        (1.20)*         (2.22)*         (2.02)*         1.49*            4.03*
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                       (1.08)          (2.12)          (1.92)          1.61             4.11
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income          (0.10)          (0.08)          (0.08)         (0.10)           (0.12)
--------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment transactions                    -           (0.33)          (0.84)         (0.49)           (0.10)
--------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                (0.10)          (0.41)          (0.92)         (0.59)           (0.22)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 11.19         $ 12.37        $  14.90        $ 17.74          $ 16.72
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                    (8.70)%        (14.37)%        (11.12)%         9.67%           32.23%
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)           $79,638         $59,485        $ 34,036        $33,409         $ 18,920
--------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers and reimbursements
  from advisor                                 0.67%           0.60%           0.60%          0.60%            0.60%* *
--------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers and
  reimbursements from advisor                  0.84%           0.82%           0.75%          0.94%            1.52%* *
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, net of waivers
  and reimbursements from advisor              1.14%           0.78%           0.56%          0.69%            0.87%* *
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, before waivers
  and reimbursements from advisor              0.97%           0.56%           0.41%          0.35%           (0.06)%**
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               10%             12%             32%             5%              62%
--------------------------------------------------------------------------------------------------------------------------

*   Calculated using the average monthly shares outstanding for the period.

**  Annualized.

-   Actual amount is less than $0.005 per share.

+   Commencement of issuance of shares.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
30

UBS S&P 500 Index Fund

FINANCIAL HIGHLIGHTS



                                      Class C
-------------------------------------------------------------------------------------
                                                                   For the Period
                 For the Years Ended May 31,                      October 7, 1998+
--------------------------------------------------------------         through
  2003            2002            2001            2000              May 31, 1999
-------------------------------------------------------------------------------------
$ 12.21         $ 14.74         $ 17.61         $ 16.64                $ 12.80
-------------------------------------------------------------------------------------
   0.04*           0.00*#         (0.03)*         (0.01)*                 0.02*
-------------------------------------------------------------------------------------
  (1.19)*         (2.20)*         (2.00)*          1.49*                  4.02*
-------------------------------------------------------------------------------------
  (1.15)          (2.20)          (2.03)           1.48                   4.04
-------------------------------------------------------------------------------------
  (0.00)#            --              --           (0.02)                 (0.10)
-------------------------------------------------------------------------------------
     --           (0.33)          (0.84)          (0.49)                 (0.10)
-------------------------------------------------------------------------------------
  (0.00)#         (0.33)          (0.84)          (0.51)                 (0.20)
-------------------------------------------------------------------------------------
$ 11.06         $ 12.21         $ 14.74         $ 17.61                $ 16.64
-------------------------------------------------------------------------------------
  (9.39)%        (15.04)%        (11.81)%          8.89%                 31.77%
-------------------------------------------------------------------------------------
$31,277         $39,381         $42,544         $42,478               $ 23,813
-------------------------------------------------------------------------------------
   1.42%           1.35%           1.35%           1.35%                  1.35%**
-------------------------------------------------------------------------------------
   1.63%           1.60%           1.54%           1.70%                  2.24%**
-------------------------------------------------------------------------------------
   0.39%           0.02%          (0.17)%         (0.06)%                 0.17%**
-------------------------------------------------------------------------------------
   0.18%          (0.23)%         (0.36)%         (0.41)%                (0.73)%**
-------------------------------------------------------------------------------------
     10%             12%             32%              5%                    62%
-------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              31

UBS S&P 500 Index Fund

FINANCIAL HIGHLIGHTS


                                                            Class X
                                         ----------------------------------------------
                                              For the Period
                                               June 1, 1998           For the Period
                                                 through            December 31, 1997+
                                           September 30,1998++            through
                                               (unaudited)             May 31, 1998
---------------------------------------------------------------------------------------
Net asset value, beginning of period              $14.11                  $12.50
---------------------------------------------------------------------------------------
Net investment income                               0.05*                   0.03
---------------------------------------------------------------------------------------
Net realized and unrealized gains
  (losses) from investment and
  futures transactions                             (0.94)*                  1.58
---------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                            (0.89)                   1.61
---------------------------------------------------------------------------------------
Dividends from net investment
  income                                              --                      --
---------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment transactions                        --                      --
---------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                        --                      --
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $13.22                  $14.11
---------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                         (6.31)%                 12.88%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                     --                    $789
---------------------------------------------------------------------------------------
Expenses to average net assets, net
  of waivers and reimbursements
  from advisor                                      0.40%**                 0.40% **
---------------------------------------------------------------------------------------
Expenses to average net assets,
  before waivers and
  reimbursements from advisor                       1.29%**                 2.25% **
---------------------------------------------------------------------------------------
Net investment income to average
  net assets, net of waivers and
  reimbursements from advisor                       1.19%**                 1.26% **
---------------------------------------------------------------------------------------
Net investment income (loss) to
  average net assets, before waivers
  and reimbursements from advisor                   0.29%**                (0.60)%**
---------------------------------------------------------------------------------------
Portfolio turnover                                    73%                      1%
---------------------------------------------------------------------------------------


*     Calculated using the average monthly shares outstanding for the period.

**    Annualized.

+     Commencement of issuance of shares.

++ Shares of former Class A were renamed Class X and then converted into Class Y on September 30, 1998.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
32

UBS S&P 500 Index Fund

FINANCIAL HIGHLIGHTS


                                  Class Y
----------------------------------------------------------------------------
                        For the Years Ended May 31,
----------------------------------------------------------------------------
    2003            2002          2001           2000           1999
----------------------------------------------------------------------------
   $12.41          $14.94        $17.76         $16.74         $14.12
----------------------------------------------------------------------------
     0.14*           0.14*         0.13*          0.17*          0.16*
----------------------------------------------------------------------------
    (1.19)*         (2.24)*       (2.01)*         1.47*          2.68*
----------------------------------------------------------------------------
    (1.05)          (2.10)        (1.88)          1.64           2.84
----------------------------------------------------------------------------
    (0.12)          (0.10)        (0.10)         (0.13)         (0.12)
----------------------------------------------------------------------------
       --           (0.33)        (0.84)         (0.49)         (0.10)
----------------------------------------------------------------------------
    (0.12)          (0.43)        (0.94)         (0.62)         (0.22)
----------------------------------------------------------------------------
   $11.24          $12.41        $14.94         $17.76         $16.74
----------------------------------------------------------------------------
    (8.42)%        (14.23)%      (10.86)%         9.86%         20.30%
----------------------------------------------------------------------------
  $12,324          $5,517        $8,162        $20,112         $6,480
----------------------------------------------------------------------------
     0.42%           0.35%         0.35%          0.35%          0.35%
----------------------------------------------------------------------------
     0.58%           0.64%         0.56%          0.69%          1.29%
----------------------------------------------------------------------------
     1.39%           1.01%         0.78%          0.92%          1.12%
----------------------------------------------------------------------------
     1.23%           0.72%         0.57%          0.58%          0.18%
----------------------------------------------------------------------------
       10%             12%           32%             5%            62%
----------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                                                              33

UBS S&P 500 Index Fund

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
UBS S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities of UBS S&P 500 Index Fund (the "Fund") (the sole fund comprising UBS Index Trust), including the portfolio of investments, as of May 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS S&P 500 Index Fund at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                                               ERNST & YOUNG LLP

New York, New York
July 15, 2003


--------------------------------------------------------------------------------
34

UBS S&P 500 Index Fund

TAX INFORMATION (UNAUDITED)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (May 31, 2003) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:



Per Share Data:                                                    Class A        Class C        Class Y
-----------------------------------------------------------------------------------------------------------
Net investment income*                                            $ 0.0962       $ 0.0038       $ 0.1166
-----------------------------------------------------------------------------------------------------------
Short-term capital gains*                                               --             --             --
-----------------------------------------------------------------------------------------------------------
Long-term capital gains                                                 --             --             --
-----------------------------------------------------------------------------------------------------------
Percentage of ordinary income dividends qualifying for the
  dividends received deduction available to corporate
  shareholders                                                        100%            100%           100%
-----------------------------------------------------------------------------------------------------------

*  Taxable as ordinary income


Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2003. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2004. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.


GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's Web site www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).


--------------------------------------------------------------------------------
                                                                              35

UBS S&P 500 Index Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee and Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-888-547-FUND.

INTERESTED TRUSTEES

                                                  Term of
                                                 Office+ and
         Name, Address,       Position(s) Held    Length of         Principal Occupation(s)
           and Age                with Fund      Time Served          During Past 5 Years
---------------------------------------------------------------------------------------------------
Margo N. Alexander*++; 56     Trustee             Since 1997    Mrs. Alexander is retired. She was
                                                                an executive vice president of UBS
                                                                Financial Services Inc. (March 1984
                                                                to December 2002). She was chief
                                                                executive officer (from
                                                                January 1995 to October 2000), a
                                                                director (from January 1995 to
                                                                September 2001) and chairman
                                                                (from March 1999 to
                                                                September 2001) of UBS Global AM.

Brian M. Storms*++; 48        Trustee and         Since 2003    Mr. Storms is chief executive
                              Chairman of                       officer of UBS Global Asset
                              the Board of                      Management - Americas region
                              Trustees                          (since July 2002). Mr. Storms was
                                                                chief executive officer, president
                                                                and/or chief operating officer of
                                                                UBS Global Asset Management
                                                                (US) Inc. and certain affiliated
                                                                asset management companies
                                                                from 1999 to July 2002. He was
                                                                president of Prudential
                                                                Investments (1996-1999).


--------------------------------------------------------------------------------
36

UBS S&P 500 Index Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)


                 Number of
            Portfolios in Fund Complex          Other Directorships
            Overseen by Trustee                   Held by Trustee
------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee of      None
19 investment companies (consisting of 40
portfolios) for which UBS Global AM or
one of its affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Storms is a director or trustee of 23       None
investment companies (consisting of 83
portfolios) for which UBS Global AM or
one of its affiliates serves as investment
advisor, sub-advisor or manager.





--------------------------------------------------------------------------------
                                                                              37

UBS S&P 500 Index Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES


                                               Term of
                                             Office+ and
     Name, Address,     Position(s) Held      Length of        Principal Occupation(s)
        and Age             with Fund       Time Served          During Past 5 Years
-----------------------------------------------------------------------------------------------
Richard Q. Armstrong; 68   Trustee            Since 1997    Mr. Armstrong is chairman and
R.Q.A. Enterprises                                          principal of R.Q.A. Enterprises
One Old Church Road -                                       (management consulting firm)
Unit -6                                                     (since April 1991 and principal
Greenwich, CT 06830                                         occupation since March 1995).

David J. Beaubien; 68      Trustee            Since 2001    Mr. Beaubien is chairman of
101 Industrial Road                                         Yankee Environmental Systems,
Turners Falls, MA 01376                                     Inc., a manufacturer of
                                                            meteorological measuring systems
                                                            (since 1991).

Richard R. Burt; 56        Trustee            Since 1997    Mr. Burt is chairman of Diligence
1275 Pennsylvania Ave.,                                     LLC (international information and
N.W.                                                        security firm) and IEP Advisors
Washington, D.C. 20004                                      (international investments and
                                                            consulting firm).

Meyer Feldberg; 61         Trustee            Since 1997    Mr. Feldberg is Dean and Professor
Columbia University                                         of Management of the Graduate
101 Uris Hall                                               School of Business, Columbia
New York, New York                                          University (since 1989).
10027


--------------------------------------------------------------------------------
38

UBS S&P 500 Index Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)



                  Number of
           Portfolios in Fund Complex                  Other Directorships
               Overseen by Trustee                       Held by Trustee
------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 19     Mr. Armstrong is also a director
investment companies (consisting of 40           of AlFresh Beverages Canada,
portfolios) for which UBS Global AM or           Inc. (a Canadian Beverage
one of its affiliates serves as investment       subsidiary of AlFresh Foods Inc.).
advisor, sub-advisor or manager.

Mr. Beaubien is a director or trustee of 19      Mr. Beaubien is also a director of
investment companies (consisting of 40           IEC Electronics, Inc., a
portfolios) for which UBS Global AM or           manufacturer of electronic
one of its affiliates serves as investment       assemblies.
advisor, sub-advisor or manager.

Mr. Burt is a director or trustee of 19          Mr. Burt is also a director of
investment companies (consisting of 40           Hollinger International
portfolios) for which UBS Global AM or           Company (publishing), HCL
one of its affiliates serves as investment       Technologies, Ltd., The Central
advisor, sub-advisor or manager.                 European Fund, Inc., The
                                                 Germany Fund, Inc., IGT, Inc.
                                                 (provides technology to gaming
                                                 and wagering industry) and
                                                 chairman of Weirton Steel Corp.
                                                 (makes and finishes steel
                                                 products). He is also a director or
                                                 trustee of funds in the Scudder
                                                 Mutual Funds Family (consisting
                                                 of 47 portfolios).

Dean Feldberg is a director or trustee of 33     Dean Feldberg is also a director
investment companies (consisting of 54           of Primedia Inc. (publishing),
portfolios) for which UBS Global AM or           Federated Department Stores,
one of its affiliates serves as investment       Inc. (operator of department
advisor, sub-advisor or manager.                 stores), Revlon, Inc. (cosmetics),
                                                 Select Medical Inc. (healthcare
                                                 services) and SAPPI, Ltd.
                                                 (producer of paper).


--------------------------------------------------------------------------------
                                                                              39

UBS S&P 500 Index Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONCLUDED)


                                                    Term of
                                                  Office+ and
       Name, Address,         Position(s) Held      Length of       Principal Occupation(s)
          and Age                 with Fund        Time Served        During Past 5 Years
-----------------------------------------------------------------------------------------------
Frederic V. Malek; 66             Trustee           Since 1997    Mr. Malek is chairman of
1455 Pennsylvania Avenue, N.W.                                    Thayer Capital Partners
Suite 350                                                         (merchant bank) and chairman
Washington, D.C. 20004                                            of Thayer Hotel Investors III,
                                                                  Thayer Hotel Investors II and
                                                                  Lodging Opportunities Fund
                                                                  (hotel investment partnerships)
                                                                  (since 1992).

Carl W. Schafer; 67               Trustee           Since 1997    Mr. Schafer is president of the
66 Witherspoon Street                                             Atlantic Foundation (charitable
-1100                                                             foundation) (since 1993).
Princeton, NJ 08542

William D. White; 69              Trustee           Since 2001    Mr. White is retired (since
P.O. Box 199                                                      1994).
Upper Black Eddy, PA
18972



--------------------------------------------------------------------------------
40

UBS S&P 500 Index Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)


                Number of
         Portfolios in Fund Complex                   Other Directorships
            Overseen by Trustee                         Held by Trustee
------------------------------------------------------------------------------
Mr. Malek is a director or trustee of 19       Mr. Malek is also a director of
investment companies (consisting of 40         Aegis Communications, Inc.
portfolios) for which UBS Global AM or         (tele-services), American
one of its affiliates serves as investment     Management Systems, Inc.
advisor, sub-advisor or manager.               (management consulting and
                                               computer related services),
                                               Automatic Data Processing, Inc.
                                               (computing services), CB Richard
                                               Ellis, Inc. (real estate services),
                                               Federal National Mortgage
                                               Association, FPL Group, Inc.
                                               (electric services), Manor Care,
                                               Inc. (health care) and Northwest
                                               Airlines Inc.

Mr. Schafer is a director or trustee of 19     Mr. Schafer is also a director of
investment companies (consisting of 40         Labor Ready, Inc. (temporary
portfolios) for which UBS Global AM or         employment), Roadway Corp.
one of its affiliates serves as investment     (trucking), Guardian Life
advisor, sub-advisor or manager.               Insurance Company Mutual
                                               Funds (consisting of 19
                                               portfolios), the Harding, Loevner
                                               Funds (consisting of four
                                               portfolios), E.I.I. Realty Securities
                                               Trust (investment company) and
                                               Frontier Oil Corporation.

Mr. White is a director or trustee of 19       None
investment companies (consisting of 40
portfolios) for which UBS Global AM or
one of its affiliates serves as investment
advisor, sub-advisor or manager.


--------------------------------------------------------------------------------
                                                                              41

UBS S&P 500 Index Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS


                                                                 Principal Occupation(s)
                                             Term of               During Past 5 Years;
                                            Office+ and          Number of Portfolios in
      Name, Address,     Position(s) Held    Length of        Fund Complex for which person
        and Age              with Fund      Time Served             serves as Officer
----------------------------------------------------------------------------------------------
T. Kirkham Barneby*;   Vice President     Since 1997     Mr. Barneby is a managing
57                                                       director - quantitative investments
                                                         of UBS Global AM. Mr. Barneby is a
                                                         vice president of five investment
                                                         companies (consisting of six
                                                         portfolios) for which UBS Global
                                                         AM or one of its affiliates serves as
                                                         investment advisor, sub-advisor or
                                                         manager.

W. Douglas Beck*; 36   Vice President     Since 2003     Mr. Beck is an executive director
                                                         and head of mutual fund product
                                                         management of UBS Global AM
                                                         (since 2002). From March 1998 to
                                                         November 2002, he held various
                                                         positions at Merrill Lynch, the most
                                                         recent being first vice president and
                                                         co-manager of the managed
                                                         solutions group. Mr. Beck is vice
                                                         president of 22 investment
                                                         companies (consisting of 81
                                                         portfolios) for which UBS Global
                                                         AM or one of its affiliates serves as
                                                         investment advisor, sub-advisor or
                                                         manager.

Thomas Disbrow*; 37    Vice President     Since 2000     Mr. Disbrow is a director and a
                       and Assistant                     senior manager of the mutual fund
                       Treasurer                         finance department of UBS Global
                                                         AM. Prior to November 1999, he
                                                         was a vice president of
                                                         Zweig/Glaser Advisers. Mr. Disbrow
                                                         is a vice president and assistant
                                                         treasurer of 19 investment
                                                         companies (consisting of 40
                                                         portfolios) for which UBS Global
                                                         AM or one of its affiliates serves as
                                                         Investment advisor, sub-advisor or
                                                         manager.


--------------------------------------------------------------------------------
42

UBS S&P 500 Index Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)


                                                                  Principal Occupation(s)
                                               Term of              During Past 5 Years;
                                             Office+ and          Number of Portfolios in
      Name, Address,      Position(s) Held    Length of        Fund Complex for which person
         and Age              with Fund      Time Served             serves as Officer
----------------------------------------------------------------------------------------------
Amy R. Doberman*; 41    Vice President     Since 2000     Ms. Doberman is a managing
                        and Secretary                     director and general counsel of UBS
                                                          Global AM. From December 1997
                                                          through July 2000, she was general
                                                          counsel of Aeltus Investment
                                                          Management, Inc. Ms. Doberman
                                                          is vice president and secretary of
                                                          five investment companies
                                                          (consisting of 44 portfolios) and
                                                          vice president and secretary of 19
                                                          investment companies (consisting
                                                          of 40 portfolios) for which UBS
                                                          Global AM or one of its affiliates
                                                          serves as investment advisor,
                                                          sub-advisor or manager.

David M. Goldenberg*;   Vice President     Since 2002     Mr. Goldenberg is an executive
36                      and Assistant                     director and deputy general
                        Secretary                         counsel of UBS Global AM. From
                                                          2000 to 2002 he was director, legal
                                                          affairs at Lazard Asset
                                                          Management. Mr. Goldenberg
                                                          served in various capacities,
                                                          including most recently as global
                                                          director of Compliance at SSB Citi
                                                          Asset Management Group from
                                                          1996 to 2000. Mr. Goldenberg is a
                                                          vice president and secretary of five
                                                          investment companies (consisting
                                                          of 44 portfolios) and a vice
                                                          president and assistant secretary of
                                                          19 investment companies
                                                          (consisting of 40 portfolios) for
                                                          which UBS Global AM or one of its
                                                          affiliates serves as investment
                                                          advisor, sub-advisor or manager.

Kevin J. Mahoney*; 37   Vice President     Since 1999     Mr. Mahoney is a director and a
                        and Assistant                     senior manager of the mutual fund
                        Treasurer                         finance department of UBS Global
                                                          AM. Prior to April 1999, he was the
                                                          manager of the mutual fund
                                                          internal control group of Salomon
                                                          Smith Barney. Mr. Mahoney is a vice
                                                          president and assistant treasurer of
                                                          19 investment companies
                                                          (consisting of 40 portfolios) for
                                                          which UBS Global AM or one of its
                                                          affiliates serves as investment
                                                          advisor, sub-advisor or manager.


--------------------------------------------------------------------------------
                                                                              43

UBS S&P 500 Index Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)


                                                                  Principal Occupation(s)
                                              Term of               During Past 5 Years;
                                            Office+ and           Number of Portfolios in
      Name, Address,      Position(s) Held    Length of        Fund Complex for which person
         and Age              with Fund      Time Served             serves as Officer
----------------------------------------------------------------------------------------------
Paul H. Schubert*; 40   Vice President     Since 1997     Mr. Schubert is an executive
                        and Treasurer                     director and head of the mutual
                                                          fund finance department of UBS
                                                          Global AM. Mr. Schubert is
                                                          treasurer and principal accounting
                                                          officer of three investment
                                                          companies (consisting of 41
                                                          portfolios), a vice president and
                                                          treasurer of 20 investment
                                                          companies (consisting of 41
                                                          portfolios), and treasurer and chief
                                                          financial officer of one investment
                                                          company (consisting of two
                                                          portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.

Joseph A. Varnas*; 35   President          Since 2003     Mr. Varnas is a managing director
                                                          (since March 2003), chief
                                                          technology officer (since March
                                                          2001) and head of product,
                                                          technology and operations of UBS
                                                          Global AM (since November 2002).
                                                          From 2000 to 2001, he was
                                                          manager of product development
                                                          in Investment Consulting Services
                                                          at UBS Financial Services Inc. Mr.
                                                          Varnas was a senior analyst in the
                                                          Global Securities Research &
                                                          Economics Group at Merrill Lynch
                                                          from 1995 to 1999. Mr. Varnas is
                                                          president of 22 investment
                                                          companies (consisting of 81
                                                          portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.

--------------------------------------------------------------------------------
44
------                                                                 ------

UBS S&P 500 Index Fund

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)


                                                                 Principal Occupation(s)
                                             Term of              During Past 5 Years;
                                           Office+ and           Number of Portfolios in
      Name, Address,     Position(s) Held    Length of        Fund Complex for which person
        and Age              with Fund      Time Served             serves as Officer
----------------------------------------------------------------------------------------------
Keith A. Weller*; 41    Vice President     Since 1997     Mr. Weller is a director and senior
                        and Assistant                     associate general counsel of UBS
                        Secretary                         Global AM. Mr. Weller is a vice
                                                          president and assistant secretary of
                                                          19 investment companies
                                                          (consisting of 40 portfolios) for
                                                          which UBS Global AM or one of its
                                                          affiliates serves as investment
                                                          advisor, sub-advisor or manager.

------------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
+ Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the Board.
++ Mrs. Alexander and Mr. Storms are "interested persons" of the Fund as defined in the 1940 Company Act by virtue of their positions with UBS Global AM and/or its affiliates.


--------------------------------------------------------------------------------
                                                                              45

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

Trustees

Brian M. Storms                     Frederic V. Malek
Chairman
                                    Carl W. Schafer
Margo N. Alexander
                                    William D. White
Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg


Principal Officers

Joseph A. Varnas                    T. Kirkham Barneby
President                           Vice President

Amy R. Doberman                     W. Douglas Beck
Vice President and Secretary        Vice President

Paul H. Schubert
Vice President and Treasurer


Investment Advisor,
Administrator and  Principal
Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114






This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.


(copyright) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO OMITTED]

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019


                                                                  --------------
                                                                     PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   SMITHTOWN, NY
                                                                  PERMIT NO. 700
                                                                  --------------

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. [RESERVED BY SEC FOR FUTURE USE.]


ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

    (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

    (a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

    (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

        (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS INDEX TRUST

By:     /s/ Joseph A. Varnas
        ------------------------
        Joseph A. Varnas
        President

Date:   August 7, 2003
        --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Joseph A. Varnas
        ------------------------
        Joseph A. Varnas
        President

Date:   August 7, 2003
        --------------

By:     /s/ Paul H. Schubert
        ------------------------
        Paul H. Schubert
        Treasurer

Date:   August 7, 2003
        --------------